Document and Entity Information Document	Feb. 22, 2022	Nov. 08, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Entity Incorporation, State or Country Code	MD
Document Period End Date	Feb. 22, 2022
Entity Registrant Name	National Health Investors Inc
Entity Address, Address Line One	222 Robert Rose Drive
Entity Address, City or Town	Murfreesboro
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37129
City Area Code	615
Local Phone Number	890-9100
Entity File Number	001-10822
Entity Tax Identification Number	62-1470956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000877860
Amendment Flag	false